Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX

PZENA INTERNATIONAL VALUE FUND
Investor Class PZVNX
Institutional Class PZINX

(Each a “Fund,” together, the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Supplement dated April 24, 2026 to the
Statutory Prospectus dated June 28, 2025

Effective May 1, 2026, the following sections of the Funds' Prospectus have been revised to include updated information.

The first seven paragraphs of the section titled “Selling (Redeeming) Fund Shares” on pages 63 and 64 of the Funds' Prospectus are hereby deleted and replaced with the following:

Selling (Redeeming) Fund Shares

You may redeem the Funds’ shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

As further described below, the Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. The Funds typically expect that it will take one to three days following the receipt of your redemption request in good order, to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Funds. If you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 12 calendar days from purchase or until your payment has cleared, whichever occurs first.

The Funds typically expect to fulfill redemption requests in cash. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Funds reserve the right to redeem in-kind as described under “Redemptions ‘In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Funds and its remaining shareholders. Redemptions in-kind may also be utilized to reduce the need for a Fund to maintain cash reserves, reduce Fund transaction costs, reduce the need to sell Fund investments at inopportune times, and lower Fund capital gain recognition. In some circumstances, in order to meet Fund liquidity needs, for optimization of the Fund’s portfolio, or a combination thereof, a Fund, in its discretion, may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment in the Fund, to receive their redemption in-kind rather than in cash.

If you wish to redeem by mail, your proceeds will be delivered by the method you choose. If you choose to have your proceeds delivered by mail, payment will generally be mailed to you within one to two business days after the request is received. You may also choose to redeem by wire or via the ACH system to your bank (see below). If you choose to redeem by wire, proceeds will generally be wired on the next business day. If you choose to redeem via ACH, credit may not be available in your bank account for two to three days.

If you purchase shares using a check or the ACH network and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase payment has cleared (usually within 12 calendar days). There are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is
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closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may permit for the protection of a Fund’s shareholders.

The section titled “Redemptions in Kind” on page 67 of the Funds' Prospectus is hereby deleted and replaced with the following:

Redemptions In-Kind

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. The specific security or securities to be distributed will be determined by the Fund and could include a pro-rata slice of the Fund’s portfolio or a non-pro-rata slice of the Fund’s portfolio depending upon various circumstances and subject to the Trust protocols and Funds’ policies and procedures and any applicable laws or regulations. Redemptions in-kind may reduce the need for a Fund to maintain cash reserves, reduce Fund transaction costs, reduce the need to sell Fund investments at inopportune times, and lower Fund capital gain recognition. In some circumstances, in order to meet Fund liquidity needs, for optimization of the Fund’s portfolio, or a combination thereof, a Fund, in its discretion, may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment in the Fund, to receive their redemption in-kind rather than in cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. A redemption, whether in cash or in-kind, is a taxable event to you. See the SAI for further information about the terms of these redemptions.

Please retain this Supplement with your Prospectus for future reference.
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Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX

PZENA INTERNATIONAL VALUE FUND
Investor Class PZVNX
Institutional Class PZINX

(Each a “Fund,” together, the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Supplement dated April 24, 2026 to the
Statement of Additional Information (“SAI”) dated June 28, 2025

Effective May 1, 2026, the following sections of the Funds’ SAI have been revised to include updated information.

The section titled “PURCHASE AND REDEMPTION OF FUND SHARES” and the sub-section titled “In-Kind Purchases and Redemptions” on pages 48 and 49 of the Funds' SAI are hereby deleted and replaced with the following:

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Funds are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of the Funds, you must invest the initial minimum investment for the relevant class of shares. However, the Funds reserve the right, in their sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Funds within a calendar year). Furthermore, the Funds may suspend the right to redeem their shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

The Funds may also authorize one or more broker-dealers or other financial intermediaries to accept purchase and redemption orders on their behalf (“Authorized Intermediaries”). Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when a Fund or an Authorized Intermediary accepts the order.

In-Kind Purchases and Redemptions

Payment for shares of the Funds may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Funds require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90- day period for any shareholder of the Funds. Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Net Asset Value” above, except that each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. The specific security or securities to be distributed will be determined by the Fund and could include a pro-rata slice of the Fund’s portfolio or a non-pro-rata slice of the Fund’s portfolio depending upon various circumstances and subject to the Trust protocols and Funds’ policies and procedures and any applicable laws or regulations. Redemptions in-kind may reduce the need for a Fund to maintain cash reserves, reduce Fund transaction costs, reduce the need to sell Fund investments at inopportune times, and lower Fund capital gain recognition. In some circumstances, in order to meet Fund liquidity needs, for optimization of the Fund’s portfolio, or a combination thereof, a Fund, in its discretion, may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment in the Fund, to receive their redemption in-kind rather than in cash. A Fund’s ability to pay these redemption proceeds in-kind relieves the Fund of the need to sell the securities that are distributed in-kind and incur brokerage and other transaction costs associated with such sale. As with other redemption-in-kind transactions, a Fund would enter into these transactions only when the Fund determines it to be in the Fund’s best interest to do so, and in accordance with the Fund’s policies on redemptions in-kind.

The Funds’ procedures adopted to discourage excessive or abusive trading activities do not apply to the transactions described in this paragraph, as the Adviser has determined that these transactions are not detrimental to the remaining shareholders of a Fund. Financial institutions that participate in the transactions described in this paragraph do not receive a fee from the Fund for doing so. With any redemption in-kind, a shareholder who receives securities through a redemption in-kind and desires to convert them to cash may incur brokerage and other transaction costs in selling the securities. Also, there may be a risk that redemption in-kind activity could negatively impact the market value of the securities distributed in-kind and, in turn, the NAV of Funds that hold securities that are being distributed in-kind. The Adviser believes that the benefits to a Fund of redemptions in-kind will generally outweigh the risk of any potential negative NAV impact.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership

Liquidity Program

The Funds may participate in a liquidity program with a service provider, designed to provide an alternative liquidity source for any Fund experiencing outflows. Pursuant to the program, the service provider provides a Fund with a source of cash to meet net shareholder redemptions as necessary each business day to purchase the Fund’s shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of the Fund’s shares, the service provider then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by the service provider or at other times at the service provider’s discretion. While the service provider holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. It will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the

Fund’s redemption in-kind policies described under “Redemption in-Kind” above. Such investments in connection with the liquidity program are not subject to the limitations described in “Excessive Trading” in the prospectus. The Adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders.

Please retain this Supplement with your SAI for future reference.